Note 2 - Allowance for Credit Losses: Schedule of Allowance for Loan Losses (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Live Check Consumer Loans
Financing Receivable, Nonaccrual	$ 3,391,920	$ 4,689,601
Premier Consumer Loans
Financing Receivable, Nonaccrual	1,830,080	2,587,373
Other Consumer Loans
Financing Receivable, Nonaccrual	16,313,638	26,509,178
Real Estate Loans
Financing Receivable, Nonaccrual	1,538,823	1,259,471
Sales Finance Contracts
Financing Receivable, Nonaccrual	1,523,678	2,301,970
Financing Receivable, Nonaccrual	$ 24,598,139	$ 37,347,593